SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Suboptimal exercise multiple, minimum	2.9
Suboptimal exercise multiple, maximum	3.5
Risk free interest rate, minimum	2.09%
Risk free interest rate, maximum	3.05%
Volatility, minimum	26.00%
Volatility, maximum	47.00%
Dividend yield	0.00%